WARRANTS AND OPTIONS	6 Months Ended
Jun. 30, 2023
Warrants And Options
WARRANTS AND OPTIONS

NOTE 5 - WARRANTS AND OPTIONS

a) Warrants

(i)	Warrant transactions for the six months ended June 30, 2023 and for the year ended December 31, 2022 are as follows:

	Number	Weighted Average Exercise Price
Balance, January 1, 2022	5,966,204	$3.55
Expiration of warrants	(5,437)
Exercise of warrants	(630,161)
Warrants issued in the November 2022 Private Placement	1,726,366
Balance, December 31, 2022	7,056,972	$3.07
Warrants issued in the March 2023 Private Placement	1,034,463
Exercise of warrants (*)	(65,000)
Warrants issued in the June 2023 Registered Direct Offerings	2,214,596
Balance, June 30, 2023	10,241,031	$2.67

(*)	During the six months ended June 30, 2023, the Company issued 65,000 shares in respect of 65,000 warrants that were exercised for gross proceeds of $99. All exercised warrants were warrants classified as a liability prior to their exercise.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

NOTE 5 - WARRANTS AND OPTIONS (CONTINUED)

a) Warrants (continued)

As at June 30, 2023, the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

June 30, 2023	Expiry date	Exercise price			Exercise price (USD)
2,658,313	November 10, 2025	ILS	7.1418	(1)	$1.93
1,366,631	December 24, 2025	ILS	7.1418	(1)	$1.93
221,100	April 22, 2026	ILS	29.025	(2)	$7.84
1,084,562	May 6, 2026	ILS	29.025	(2)	$7.84
1,661,366	November 8, 2024	CAD	2.04		$1.60
1,034,463	March 13, 2025	CAD	2.35		$1.75
2,214,596	June 15, 2025	CAD	2.93		$2.20
10,241,031

1.	On March 31, 2021, warrant holders and the Company, agreed that the exercise price of CAD$2.70 would be payable in New Israeli Shekels. The exercise price is NIS 7.1418 per warrant.

2.	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$11.04 would be payable in New Israeli Shekels. The exercise price is NIS 29.025 per warrant. On March 27, 2023, the expiry dates of a total of 221,100 share purchase warrants were extended by three years to April 26, 2026, and the expiry dates of a total of 1,084,562 share purchase warrants were extended by three years to May 6, 2026.

b) Stock Options

Stock option transactions for the six months ended June 30, 2023, and for the year ending December 31, 2022, are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2022	820,010	$2.26	$1.78
Options granted	1,200,000	3.67
Exercise of options	(116,667)	2.27
Expiry of options	(20,000)	1.50
Balance December 31, 2022	1,883,343	$3.17	$2.45
Options granted (i-iv)	1,585,250	1.78	1.34
Balance June 30, 2023	3,468,593	$2.53	$1.91

(i)

On January 4, 2023, 816,500 stock options were issued to directors and consultants with an exercise price of CAD$1.65. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.80; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.

(ii)	On February 8, 2023, 100,000 stock options were issued to a consultant with an exercise price of CAD$1.50. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.18; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.

(iii)	On April 18, 2023, 423,750 stock options were issued to employees with an exercise price of CAD$1.60. The options expire on April 18, 2033. The fair value of the options granted was estimated at $420 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.42; Expected option life 10 years; Volatility 111%; Risk-free interest rate 3.57%; Dividend yield 0%.

(iii)	On June 28, 2023, 245,000 stock options were issued to officers with an exercise price of CAD$2.45. The options expire on June 28, 2033. The fair value of the options granted was estimated at $443 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.92; Expected option life 5 years; Volatility 111%; Risk-free interest rate 4.14%; Dividend yield 0%.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

NOTE 5 - WARRANTS AND OPTIONS (CONTINUED)

b) Stock Options (continued)

As at June 30, 2023, the Company had outstanding stock options, enabling the holders to acquire common shares as follows:

Outstanding as of June 30, 2023	Exercisable as of June 30, 2023	Expiry date	Exercise price (CAD)		Exercise price (USD)
543,333	510,000	August 20, 2025	CAD	1.50	$1.11
40,000	40,000	September 1, 2025	CAD	2.25	$1.66
33,333	33,333	January 28, 2025	CAD	3.00	$2.21
50,000	33,333	June 3, 2026	CAD	8.40	$6.20
16,677	11,118	October 28, 2026	CAD	8.00	$5.90
900,000	337,500	August 2, 2032	CAD	3.56	$2.63
300,000	300,000	August 21, 2032	CAD	4.00	$2.95
816,500	802,063	January 4, 2033	CAD	1.65	$1.22
100,000	25,000	November 25, 2027	CAD	2.01	$1.48
423,750	-	April 18, 2033	CAD	1.60	$1.21
245,000	-	June 28, 2028	CAD	2.45	$1.85
3,468,593	2,117,347

Share-based compensation expense is recognized over the vesting period of options. During the six months ended June 30, 2022, share-based compensation of $2,547 was recognized and charged to the Consolidated Statement of Comprehensive Loss (June 30, 2022 – $111).

c) RSU’s

On August 4, 2022, the Company granted 1,265,000 Restricted Share Units (“RSUs”) to directors, officers and advisers, of which 590,000 RSU’s are to executives and directors, pursuant to the Company’s RSU Plan and in acknowledgment of the Company’s management recent success and increased future workload. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 1,265,000 common shares of no-par value in the Company (“Common Shares”).

On January 4, 2023, the Company granted 1,027,000 Restricted Share Units (“RSUs”) to directors, officers and advisers, of which 260,000 RSU’s are to executives and directors, pursuant to the Company’s RSU Plan and in acknowledgment of the Company’s management recent success and increased future workload. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 1,027,000 common shares of no-par value in the Company (“Common Shares”).

On April 18, 2023, the Company granted 116,250 Restricted Share Units (“RSUs”) to employees, pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 116,250 common shares of no-par value in the Company (“Common Shares”).

On June 28, 2023, the Company granted 165,000 Restricted Share Units (“RSUs”) to officers pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 165,000 common shares of no-par value in the Company (“Common Shares”).

RSU’s transactions for the six months ended June 30, 2023, and for the year ending December 31, 2022, are as follows:

Number
Balance, January 1, 2022	-
RSU’s granted	1,265,000
Exercise of RSU’s	(545,000)
Balance, December 31, 2022	720,000
RSU’s granted	1,308,250
Exercise of RSU’s	(30,000)
Expiry of RSU’s	(66,667)
Balance, June 30, 2023	1,931,583

Total exercisable RSU’s as at June 30, 2023, are 585,333 (December 31, 2022 – 225,832). During the six months ended June 30, 2023, share-based compensation of $420 was recognized and charged to the Consolidated Statement of Comprehensive Loss (June 30, 2022 – $nil).

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)